LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of Basic Loss Per Share
	Year ended December 31,
	2020	2021	2022
	in USD thousands
Loss attributed to ordinary shares	(30,021)	(27,054)	(24,951)

	in thousands
Number of shares used in basic calculation	252,844	662,934	773,957

	in USD
Basic and diluted loss per ordinary share	(0.12)	(0.04)	(0.03)